Consolidated Statement of Changes in Shareholders' Equity - BRL (R$) R$ in Thousands	Paid In Capital [Member]	Capital reserve [member]	Miscellaneous other reserves [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balances on December 31, 2023 at Dec. 31, 2021	R$ 10,240,000	R$ 32,720	R$ 10,092,888		R$ (50,610)	R$ 20,314,998	R$ 3,059,391	R$ 23,374,389
IfrsStatementLineItems [Line Items]
Net loss				1,554,060		1,554,060	613,638	2,167,698
Actuarial gains/(losses) over pension plan of subsidiaries, net of taxes					(534,300)	(534,300)	(321,618)	(855,918)
Cumulative translation adjustments for the year					18,172	18,172		18,172
(Loss)/gain cash flow hedge accounting, net of taxes					752,409	752,409		752,409
(Loss)/gain on the percentage change in investments					42,634	42,634		42,634
Dividends paid with reserves on 11/21/2022			(1,564,115)			(1,564,115)	(867,399)	(2,431,514)
Others				789		789	(9)	780
Interest on equity				(700,000)		(700,000)	(155,788)	(855,788)
Constitution of reserves			854,849	(854,849)
Treasury shares acquired			(395,180)			(395,180)	(1,638)	(396,818)
Balances on December 31, 2024 at Dec. 31, 2022	10,240,000	32,720	8,988,442		228,305	19,489,467	2,326,577	21,816,044
IfrsStatementLineItems [Line Items]
Net loss				(318,206)		(318,206)	720,855	402,649
Actuarial gains/(losses) over pension plan of subsidiaries, net of taxes					34,710	34,710	(1,474)	33,236
Cumulative translation adjustments for the year					(142,939)	(142,939)		(142,939)
(Loss)/gain cash flow hedge accounting, net of taxes					822,832	822,832		822,832
(Loss)/gain on the percentage change in investments					(8,093)	(8,093)	(156)	(8,249)
(Loss) / gain on business combination					(6,451)	(6,451)		(6,451)
Additional dividends approved on 04/30/2023			(1,614,000)			(1,614,000)	(718,103)	(2,332,103)
Intermediary dividends approved on 11/13/2023			(985,000)			(985,000)		(985,000)
Interest on equity							(144,694)	(144,694)
Absorption of the loss of the year			(318,206)	318,206
Cash flow hedge reclassified to income upon realization, net of taxes					223,803	223,803		223,803
(Loss)/gain cash flow hedge accounting–“Platts”from investments in subsidiaries, net of taxes					4,552	4,552	1,158	5,710
Balances on December 31, 2024 at Dec. 31, 2023	10,240,000	32,720	6,071,236		1,156,719	17,500,675	2,184,163	19,684,838
IfrsStatementLineItems [Line Items]
Net loss				(2,591,851)		(2,591,851)	1,053,710	(1,538,141)
Actuarial gains/(losses) over pension plan of subsidiaries, net of taxes					28,548	28,548	(475)	28,073
Cumulative translation adjustments for the year					679,250	679,250		679,250
(Loss)/gain cash flow hedge accounting, net of taxes					(3,278,956)	(3,278,956)		(3,278,956)
(Loss)/gain on the percentage change in investments					(46,955)	(46,955)	(7,313)	(54,268)
Intermediary dividends approved on 05/09/2024			(950,000)			(950,000)	(207,529)	(1,157,529)
Intermediary dividends approved on 09/30/2024							(607,379)	(607,379)
Intermediary dividends approved on 11/14/2024			(730,000)			(730,000)		(730,000)
Interest on equity approved on 12/27/2024							(65,576)	(65,576)
Absorption of the loss of the year			(2,591,851)	2,591,851
Gains on the sale of a subsidiary interest, net		2,248,080				2,248,080	1,013,604	3,261,684
Cash flow hedge reclassified to income upon realization, net of taxes					(137,082)	(137,082)		(137,082)
(Loss)/gain cash flow hedge accounting–“Platts”from investments in subsidiaries, net of taxes					(226,441)	(226,441)	(109,861)	(336,302)
Reflex treasury shares acquired by controlled		(223,830)				(223,830)	(77,487)	(301,317)
Treasury shares canceled							11,821	11,821
Balances on December 31, 2024 at Dec. 31, 2024	R$ 10,240,000	R$ 2,056,970	R$ 1,799,385		R$ (1,824,917)	R$ 12,271,438	R$ 3,187,678	R$ 15,459,116